Statement of Additional Information Supplement dated July 20, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Oppenheimer Global Allocation Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the table titled “Investments” appearing in “APPENDIX H – PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Oppenheimer Global Allocation Fund”:
Investments
The following information is as of October 31, 2019 (unless otherwise noted):
Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco Oppenheimer Global Allocation Fund
Alessio de Longis	$100,001 - $500,000
Duy Nguyen[1]	None
The following information replaces in its entirety the table titled “Assets Managed” appearing in “APPENDIX H – PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Oppenheimer Global Allocation Fund”:
Assets Managed
The following information is as of October 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Oppenheimer Global Allocation Fund
Alessio de Longis	None	None	2	$14.1	None	None
Duy Nguyen[1]	26	$5,865.2	7	$398.8	8,208 [2]	$489.3 [2]
1 The portfolio manager began serving on the Fund effective April 30, 2020. Information for the portfolio manager has been provided as of May 31, 2020.
2 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
O-AIF-SOAI-1031-SUP 072020